BORROWINGS (Narrative) (Details) RM in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MYR (RM)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Bank borrowings, average interest rate	4.09%	4.09%	3.49%
Long-term borrowings maturity, start year	2018
Long-term borrowings maturity, end year	2020
Unused loan facility	$ 64.7		$ 43.5
Long-term bank borrowings [Member]
Debt Instrument [Line Items]
Long-term bank borrowings, average interest rate	3.33%	3.33%	2.66%
Government Loan [Member] | Malaysia [Member]
Debt Instrument [Line Items]
Debt instrument face amount	$ 209.0	RM 850.0
Long-term Debt	$ 137.8	RM 575.6
Government Loan [Member] | Malaysia [Member] | Through 2019 [Member]
Debt Instrument [Line Items]
Fixed interest rate	0.00%	0.00%
Government Loan [Member] | Malaysia [Member] | Through 2027 [Member]
Debt Instrument [Line Items]
Fixed interest rate	1.00%	1.00%
Government Loan [Member] | Malaysia [Member] | Through maturity [Member]
Debt Instrument [Line Items]
Fixed interest rate	2.00%	2.00%
2016 Loan [Member] | Malaysia [Member]
Debt Instrument [Line Items]
Notes maturity date	Dec. 31, 2031
Minimum [Member]
Debt Instrument [Line Items]
Maturity term	1 month
Maximum [Member]
Debt Instrument [Line Items]
Maturity term	1 year